RESTATEMENT AND RECLASSIFICATIONS - Summary of Net Revenue Restatement Adjustments (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total net revenue adjustments	$ 92,373	$ 73,760	$ 142,472	$ 94,428
SG&A expenses	(88,926)	(55,549)	(82,968)	(60,421)
R&D expenses	(1,796)	(2,606)	(6,092)	(4,383)
Accounts receivable			(18,738)
Cost of goods sold	60,657	30,868	55,037	29,096
Inventory	54,384		21,611
Other current liabilities	26,123		12,683
Physician Channel Provider
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total net revenue adjustments	$ 26,300	$ 32,200	$ 58,800	$ 51,600
US Online Marketplace Distributor
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Threshold repayment period			365 days	365 days
Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total net revenue adjustments			$ (63,597)	$ 10,283
SG&A expenses			44,523	3,138
R&D expenses			899	(454)
Accounts receivable			44,629
Cost of goods sold			1,673	4,471
Inventory			2,272
Other current liabilities			(300)
Misstatement of Distributor Service Fees | Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
SG&A expenses			37,075	0
Misstatement of Distributor Service Fees | Restatement Adjustments | Distributor fees for services
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total net revenue adjustments			(39,146)	0
SG&A expenses			37,100
R&D expenses			2,000
Misstatement of Revenue Recognition Timing | Restatement Adjustments | SA Distributor
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total net revenue adjustments			(14,220)	1,709
Accounts receivable			24,821
Misstatement of Revenue Recognition Timing and Payments Recorded for Services | Restatement Adjustments | Physician Channel Provider
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total net revenue adjustments			(8,191)	8,591
SG&A expenses			7,065	4,891
Accounts receivable			14,796
Cost of goods sold			374	2,552
Inventory			2,029
Misstatement of Revenue, Nonstandard Payment Terms | Restatement Adjustments | US Online Marketplace Distributor
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total net revenue adjustments			(1,773)	60
Other income			1,000
Other adjustments | Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total net revenue adjustments			(267)	(77)
SG&A expenses			974	546
Accounts receivable			2,512
Cost of goods sold			1,882	$ 1,254
Inventory			$ 325